MoA Intermediate Bond Fund Investment Strategy - MoA Intermediate Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in investment-grade debt securities. ●Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions. ●Although the Fund principally invests in investment-grade bonds, the Fund may also purchase bonds that are rated below investment grade, commonly referred to as “high yield” or "junk bonds" or bonds that are unrated but of similar credit quality, as determined by the Adviser. ●The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Fund overall within +/- 20% of the duration of the Bloomberg U.S. Intermediate Government/Credit Bond Index; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.